INCOME TAXES	12 Months Ended
Dec. 31, 2017
Income Taxes
INCOME TAXES

15. INCOME TAXES

Income tax expense differs from the amount that would be computed by applying the Canadian statutory income tax rate of 26.00% to income before income taxes.

	2017	2016	2015
Loss before income taxes	$183,934	$347,963	$334,993
Statutory income tax rate	26.00%	26.00%	26.00%
Expected income tax benefit	47,823	90,470	87,098
Items not deductible for income tax purposes	—	—	(81)
Underprovided in prior years	(18,429)	783	57,063
Unrecognized benefit of deferred tax assets	(29,394)	(89,688)	(144,080)
Income tax expense	$—	$—	$—

The Company recognizes tax benefits on losses or other deductible amounts where it is probable the Company will generate sufficient taxable income to utilize deferred tax assets. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	2017	2016
Excess of unused exploration expenditures over carrying value of mineral property interests	$2,656,167	$2,656,167
Excess of undepreciated capital cost over carrying value of fixed assets	650,381	650,381
Non-refundable mining investment tax credits	988	988
Long-term investment	400,000	400,000
Share issue cost	—	9,600
Non-capital losses carried forward	3,786,737	3,664,085
Capital losses carried forward	993,649	993,649
Unrecognized deductible temporary differences	$8,487,922	$8,374,870

The Company’s unrecognized unused non-capital tax losses have the following expiry dates:

2027	$590,000	$590,000
2028	306,000	306,000
2029	487,000	487,000
2030	454,000	454,000
2031	336,000	333,000
2032	122,000	163,000
2033	213,000	172,000
2034	457,000	457,000
2035	344,000	344,000
2036	284,000	358,000
2037	194,000	—
	$3,787,000	$3,664,000

The Company has available approximate net capital losses of $994,000 that may be carried forward indefinitely. The Company has available resource-related deductions of approximately $2,656,000 that may be carried forward indefinitely.